Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains and losses on total value of investments [line items]
Interest income	€ 366	€ 412
Total gains and losses on sale of assets	215	358
Total	581	769
Investments	10,289	10,782
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	120	140
Total gains and losses on sale of assets	25	97
Total	144	237
Investments	2,565	2,729
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	128	138
Total gains and losses on sale of assets	92	182
Total	220	320
Investments	3,599	4,153
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	38	47
Total gains and losses on sale of assets	(5)	(1)
Total	34	45
Investments	2,159	1,642
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	79	87
Total gains and losses on sale of assets	104	81
Total	183	168
Investments	€ 1,965	€ 2,258